Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Total assets	¥ 397,436,461	¥ 381,735,733	¥ 367,650,018
Total liabilities	378,959,248	365,269,566
Noncontrolling interests	831,551	702,821
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	1,381,027	407,048	(44,216)
Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Trading assets	55,663,000	42,770,000
Securities purchased under agreements to resell	18,583,000	16,275,000
Securities borrowed	20,115,000	19,524,000
Total assets	186,008,000	160,223,000
Deposits	53,371,000	46,405,000
Customer and other payables	32,458,000	29,470,000
Borrowings	41,090,000	33,407,000
Total liabilities	170,845,000	146,609,000
Noncontrolling interests	143,000	151,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	7,907,000	7,235,000	6,655,000
Total non-interest expenses	6,068,000	5,376,000	4,498,000
Income from continuing operations before income taxes	1,798,000	1,797,000	2,139,000
Net income applicable to Morgan Stanley	¥ 1,375,000	¥ 1,402,000	¥ 1,650,000